Corporate Auditor (Details) - item	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Corporate Auditor
Required percentage of votes needed to elect corporate auditor	33.00%	33.00%
Percentage of corporate auditors who must satisfy requirements of outside corporate auditor		50.00%
Number of corporate auditors that must be full-time		1